SCHEDULE OF INVESTMENTS
Mid Cap Growth (in thousands)	SEPTEMBER 30, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value
Communication Services
Interactive Home Entertainment – 2.8%
Electronic Arts, Inc.(A)	140	$13,724

Interactive Media & Services – 1.2%
Twitter, Inc.(A)	146	6,031

Total Communication Services - 4.0%		19,755

Consumer Discretionary
Apparel, Accessories & Luxury Goods – 3.3%
Burberry Group plc(B)	235	6,275
lululemon athletica, Inc.(A)	51	9,867

		16,142

Auto Parts & Equipment – 1.6%
BorgWarner, Inc.	211	7,738

Automotive Retail – 1.5%
O’Reilly Automotive, Inc.(A)	19	7,546

Department Stores – 0.6%
Nordstrom, Inc.(C)	88	2,963

Internet & Direct Marketing Retail – 2.9%
Grubhub, Inc.(A)	107	6,034
MercadoLibre, Inc.(A)	15	8,509

		14,543

Restaurants – 4.8%
Chipotle Mexican Grill, Inc., Class A(A)	18	14,884
Dunkin Brands Group, Inc.	114	9,036

		23,920

Specialty Stores – 5.7%
Tiffany & Co.	79	7,283
Tractor Supply Co.	137	12,412
Ulta Beauty, Inc.(A)	35	8,832

		28,527

Total Consumer Discretionary - 20.4%		101,379

Consumer Staples
Packaged Foods & Meats – 1.4%
Hershey Foods Corp.	46	7,063

Total Consumer Staples - 1.4%		7,063

Financials
Financial Exchanges & Data – 2.8%
Chicago Board Options Exchange, Inc.	25	2,897
MarketAxess Holdings, Inc.	34	11,118

		14,015

Regional Banks – 2.8%
First Republic Bank	85	8,258
SVB Financial Group(A)	27	5,693

		13,951

Total Financials - 5.6%		27,966

Health Care
Biotechnology – 1.3%
Seattle Genetics, Inc.(A)	78	6,621

Health Care Equipment – 8.1%
Abiomed, Inc.(A)	34	6,014
DexCom, Inc.(A)	60	8,883
Edwards Lifesciences Corp.(A)	52	11,409
Glaukos Corp.(A)	86	5,366

Intuitive Surgical, Inc.(A)	16	8,649

		40,321

Health Care Services – 2.0%
Laboratory Corp. of America Holdings(A)	41	6,820
Teladoc Health, Inc.(A)(C)	43	2,918

		9,738

Health Care Supplies – 0.8%
National Vision Holdings, Inc.(A)	157	3,778

Health Care Technology – 1.8%
Cerner Corp.	128	8,738

Life Sciences Tools & Services – 1.7%
10x Genomics, Inc., Class A(A)	9	472
Agilent Technologies, Inc.	80	6,104
TECHNE Corp.	10	1,963

		8,539

Pharmaceuticals – 2.7%
Zoetis, Inc.	108	13,517

Total Health Care - 18.4%		91,252

Industrials
Aerospace & Defense – 1.8%
L3Harris Technologies, Inc.	43	8,900

Building Products – 3.1%
A. O. Smith Corp.	169	8,077
Trex Co., Inc.(A)	83	7,502

		15,579

Industrial Conglomerates – 0.6%
Fortive Corp.	43	2,943

Industrial Machinery – 4.2%
Gardner Denver Holdings, Inc.(A)	133	3,767
IDEX Corp.	54	8,929
Middleby Corp.(A)	72	8,439

		21,135

Research & Consulting Services – 6.0%
CoStar Group, Inc.(A)	29	17,315
TransUnion	153	12,424

		29,739

Trading Companies & Distributors – 2.1%
Fastenal Co.	313	10,218

Total Industrials - 17.8%		88,514

Information Technology
Application Software – 4.7%
DocuSign, Inc.(A)	86	5,351
Guidewire Software, Inc.(A)	103	10,853
Tyler Technologies, Inc.(A)	27	7,065

		23,269

Communications Equipment – 1.7%
Arista Networks, Inc.(A)	34	8,133

Data Processing & Outsourced Services – 1.8%
Square, Inc., Class A(A)	144	8,931

Electronic Components – 1.7%
Maxim Integrated Products, Inc.	149	8,612

Electronic Equipment & Instruments – 3.8%
Coherent, Inc.(A)	27	4,113

Keysight Technologies, Inc.(A)	125	12,127
Novanta, Inc.(A)	31	2,531

		18,771

Internet Services & Infrastructure – 1.3%
Twilio, Inc., Class A(A)	56	6,156

Semiconductor Equipment – 2.4%
Teradyne, Inc.	209	12,093

Semiconductors – 6.0%
Advanced Micro Devices, Inc.(A)	197	5,705
Microchip Technology, Inc.(C)	101	9,419
Monolithic Power Systems, Inc.	58	9,076
Universal Display Corp.	34	5,764

		29,964

Systems Software – 3.7%
Palo Alto Networks, Inc.(A)	35	7,086
ServiceNow, Inc.(A)	44	11,179

		18,265

Total Information Technology - 27.1%		134,194

Materials
Fertilizers & Agricultural Chemicals – 1.3%
Scotts Miracle-Gro Co. (The)	65	6,580

Specialty Chemicals – 3.3%
Axalta Coating Systems Ltd.(A)	295	8,894
RPM International, Inc.	105	7,214

		16,108

Total Materials - 4.6%		22,688

TOTAL COMMON STOCKS – 99.3%		$492,811

(Cost: $374,102)

SHORT-TERM SECURITIES	Principal
Master Note - 0.3%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps), 2.170%, 10-7-19(D)	$1,488	1,488

Money Market Funds - 0.1%
Dreyfus Institutional Preferred Government Money Market Fund - Institutional Shares, 1.900%, (E)(F)	400	400

TOTAL SHORT-TERM SECURITIES – 0.4%		$1,888

(Cost: $1,888)

TOTAL INVESTMENT SECURITIES – 99.7%		$494,699

(Cost: $375,990)

CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		1,569

NET ASSETS – 100.0%		$496,268

Notes to Schedule of Investments

(A)	No dividends were paid during the preceding 12 months.
(B)	Listed on an exchange outside the United States.
(C)	All or a portion of securities with an aggregate value of $11,176 are on loan.
(D)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

(E)	Investment made with cash collateral received from securities on loan.
(F)	Rate shown is the annualized 7-day yield at September 30, 2019.

The following written options were outstanding at September 30, 2019 (contracts and exercise prices unrounded):

Underlying Security	Counterparty, if OTC	Type	Number of Contracts	Notional Amount	Expiration Month	Exercise Price	Premium Received	Value
Cerner Corp.	UBS AG	Put	299	30	October 2019	$70.00	$113	$(69)

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$19,755	$—	$—
Consumer Discretionary	95,104	6,275	—
Consumer Staples	7,063	—	—
Financials	27,966	—	—
Health Care	91,252	—	—
Industrials	88,514	—	—
Information Technology	134,194	—	—
Materials	22,688	—	—

Total Common Stocks	$486,536	$6,275	$—
Short-Term Securities	400	1,488	—

Total	$486,936	$7,763	$—

Liabilities
Written Options	$—	$69	$—

The following acronym is used throughout this schedule:

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at September 30, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$375,990

Gross unrealized appreciation	133,343
Gross unrealized depreciation	(14,634)

Net unrealized appreciation	$118,709